Earnings per equity share	12 Months Ended
Mar. 31, 2024
Earnings per equity share
30
. Earnings per equity share
A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOP with average outstanding balance of 19,064,987
;
 49,152,741 and 52,921,114 were excluded from the calculation of diluted earnings per share for the years ended March 31, 2022, March 31, 2023 and March 31, 2024, respectively, as these were anti-dilutive.

	As of March 31,
	2022	2023	2024
Weighted average number of equity shares used in computing basic earnings per equity share	5,533,113,800	5,565,620,562	7,079,296,055
Effect of potential equity shares for stock options outstanding	30,366,023	21,552,766	28,156,373

Weighted average number of equity shares used in computing diluted earnings per equity share	5,563,479,823	5,587,173,328	7,107,452,428

The following are
reconciliations
of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2022		2023		2024		2024
Basic earnings per share	Rs.	69.76	Rs.	89.02	Rs.	88.66	US$	1.06
Effect of potential equity shares for stock options outstanding		0.38		0.34		0.35		0.01

Diluted earnings per share	Rs.	69.38	Rs.	88.68	Rs.	88.31	US$	1.05

Basic earnings per ADS	Rs.	209.28	Rs.	267.06	Rs.	265.98	US$	3.18
Effect of potential equity shares for stock options outstanding		1.14		1.02		1.05		0.03

Diluted earnings per ADS	Rs.	208.14	Rs.	266.04	Rs.	264.93	US$	3.15

Dividends
Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after-tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP. Accordingly, the net income reported in these consolidated financial statements may not be fully distributable in that year. Dividends declared for the fiscal years ended March 31, 2022 and March 31, 2023 were Rs. 15.5 per equity share and Rs.19.0 per equity share, respectively.